UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-9465

        Nuveen Connecticut Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:         08/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Connecticut Dividend Advantage Municipal Fund (NFC)
	August 31, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 4.9% (3.3% of Total Investments)
	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001A:
$ 90	5.000%, 5/15/22	5/11 at 100.00	Baa3	$91,167
500	5.400%, 5/15/31	5/11 at 100.00	Baa3	510,145
1,270	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001B,	5/11 at 100.00	Baa3	1,297,292
	5.500%, 5/15/41

1,860	Total Consumer Staples			1,898,604

	Education and Civic Organizations – 26.3% (17.6% of Total Investments)
500	Connecticut Health and Education Facilities Authority, University of Hartford Revenue Bonds,	7/16 at 100.00	AA	532,980
	Series 2006G, 5.250%, 7/01/36 – RAAI Insured
100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School,	7/16 at 100.00	AA	103,329
	Series 2006B, 5.000%, 7/01/36 – RAAI Insured
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	No Opt. Call	AAA	542,600
	University System, Series 2003F, 5.000%, 11/01/13 – FSA Insured
625	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Greenwich Academy,	3/11 at 101.00	AAA	647,931
	Series 2001B, 5.000%, 3/01/32 – FSA Insured
440	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	No Opt. Call	Aaa	491,643
	Series 2005F, 5.250%, 7/01/18 – AMBAC Insured
50	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart	7/08 at 101.00	AA	50,960
	University, Series 1998E, 5.000%, 7/01/28 – RAAI Insured
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College,	7/11 at 101.00	AAA	1,562,520
	Series 2001G, 5.000%, 7/01/31 – AMBAC Insured
350	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College,	4/14 at 100.00	AAA	376,610
	Series 2004H, 5.000%, 7/01/17 – MBIA Insured
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of	7/12 at 101.00	AA	1,052,860
	Hartford, Series 2002E, 5.250%, 7/01/32 – RAAI Insured
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/09 at 100.00	AAA	1,031,690
	Series 2002W, 5.125%, 7/01/27
615	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan	11/11 at 100.00	Aaa	642,970
	Program, Series 2001A, 5.250%, 11/15/18 – MBIA Insured (Alternative Minimum Tax)
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System,
	Series 1999:
125	5.375%, 2/01/19	2/09 at 101.00	BBB–	128,607
270	5.375%, 2/01/29	2/09 at 101.00	BBB–	276,116
	University of Connecticut, General Obligation Bonds, Series 2001A:
1,000	4.750%, 4/01/20	4/11 at 101.00	AA	1,034,890
1,000	4.750%, 4/01/21	4/11 at 101.00	AA	1,032,360
585	University of Connecticut, General Obligation Bonds, Series 2006A, 5.000%, 2/15/23 – FGIC	2/16 at 100.00	AAA	626,623
	Insured

9,660	Total Education and Civic Organizations			10,134,689

	Health Care – 5.7% (3.8% of Total Investments)
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital,	7/12 at 101.00	AA	1,069,600
	Series 2002B, 5.500%, 7/01/32 – RAAI Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital,
	Series 2005B:
500	5.000%, 7/01/20 – RAAI Insured	7/15 at 100.00	Aa3	527,160
250	5.000%, 7/01/23 – RAAI Insured	7/15 at 100.00	Aa3	261,705
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital for Special
	Care, Series 1997B:
135	5.375%, 7/01/17	7/07 at 102.00	BB+	136,917
75	5.500%, 7/01/27	7/07 at 102.00	BB+	75,512
125	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital,	7/09 at 101.00	Aaa	129,156
	Series 1999G, 5.000%, 7/01/24 – MBIA Insured

2,085	Total Health Care			2,200,050

	Housing/Multifamily – 3.3% (2.2% of Total Investments)
500	Connecticut Housing Finance Authority, Multifamily Housing Mortgage Finance Program Bonds,	11/15 at 100.00	AAA	503,630
	Series 2006G-2, 4.800%, 11/15/27 (WI/DD, Settling 10/04/06) (Alternative Minimum Tax)
750	Stamford Housing Authority, Connecticut, Multifamily Housing Revenue Bonds, Fairfield	No Opt. Call	A–	758,370
	Apartments, Series 1998, 4.750%, 12/01/28 (Mandatory put 12/01/08) (Alternative Minimum Tax)

1,250	Total Housing/Multifamily			1,262,000

	Housing/Single Family – 4.5% (3.0% of Total Investments)
1,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001C,	11/10 at 100.00	AAA	1,022,770
	5.300%, 11/15/33 (Alternative Minimum Tax)
700	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D,	5/16 at 100.00	AAA	713,937
	4.650%, 11/15/27

1,700	Total Housing/Single Family			1,736,707

	Industrials – 2.7% (1.8% of Total Investments)
1,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of	12/11 at 102.00	Baa2	1,031,970
	Southeastern Connecticut LP, Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)

	Long-Term Care – 2.5% (1.6% of Total Investments)
300	Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Bonds, Elim Park	12/11 at 102.00	BBB+	318,855
	Baptist Home Inc., Series 2003, 5.750%, 12/01/23
110	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds,	4/07 at 102.00	BBB–	112,148
	Church Homes Inc. – Congregational Avery Heights, Series 1997, 5.800%, 4/01/21
500	Connecticut Development Authority, Health Facilities Revenue Refunding Bonds, Alzheimer’s	2/07 at 100.00	N/R	502,725
	Resource Center of Connecticut Inc., Series 1994A, 7.250%, 8/15/21

910	Total Long-Term Care			933,728

	Tax Obligation/General – 15.8% (10.6% of Total Investments)
500	Bridgeport, Connecticut, General Obligation Bonds, Series 2004C, 5.250%, 8/15/14 – MBIA Insured	No Opt. Call	AAA	549,365
560	Connecticut, General Obligation Bonds, Series 2004C, 5.000%, 4/01/23 – FGIC Insured	4/14 at 100.00	AAA	593,107
700	Connecticut, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	732,746
400	Connecticut, General Obligation Bonds, Series 2006C, 5.000%, 6/01/23 – FSA Insured	6/16 at 100.00	AAA	429,168
	Hartford, Connecticut, General Obligation Bonds, Series 2005A:
360	5.000%, 8/01/21 – FSA Insured	8/15 at 100.00	AAA	384,674
240	4.375%, 8/01/24 – FSA Insured	8/15 at 100.00	AAA	241,049
780	New Haven, Connecticut, General Obligation Bonds, Series 2001A, 5.000%, 11/01/20 – FGIC Insured	11/10 at 101.00	AAA	819,889
400	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa2	445,544
250	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 – ACA Insured	6/10 at 100.00	A	263,538
	Suffield, Connecticut, General Obligation Bonds, Series 2005:
335	5.000%, 6/15/17	No Opt. Call	AA	368,607
335	5.000%, 6/15/19	No Opt. Call	AA	370,564
810	West Hartford, Connecticut, General Obligation Bonds, Series 2005B, 5.000%, 10/01/18	10/15 at 100.00	AAA	882,560

5,670	Total Tax Obligation/General			6,080,811

	Tax Obligation/Limited – 18.2% (12.2% of Total Investments)
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, New Opportunities for	7/08 at 105.00	A	1,083,960
	Waterbury Inc., Series 1998A, 6.750%, 7/01/28
	Connecticut, Certificates of Participation, Juvenile Training School, Series 2001:
600	5.000%, 12/15/20	12/11 at 101.00	AA–	629,460
1,000	5.000%, 12/15/30	12/11 at 101.00	AA–	1,036,200
1,475	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 1998B,	No Opt. Call	AAA	1,625,922
	5.500%, 11/01/12 – FSA Insured
1,200	Puerto Rico Municipal Finance Agency, Series 2005C, 5.000%, 8/01/16 – FSA Insured	8/15 at 100.00	AAA	1,304,892
750	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.375%,	10/10 at 101.00	BBB	823,140
	10/01/19
500	Virgin Islands Public Finance Authority, Senior Lien Revenue Refunding Bonds, Matching Fund	10/08 at 101.00	AA	518,775
	Loan Note, Series 1998A, 5.500%, 10/01/18 – RAAI Insured
6,525	Total Tax Obligation/Limited			7,022,349

	Transportation – 6.7% (4.5% of Total Investments)
2,500	Connecticut, General Airport Revenue Bonds, Bradley International Airport, Series 2001A,	4/11 at 101.00	AAA	2,581,774
	5.125%, 10/01/26 – FGIC Insured (Alternative Minimum Tax)

	U.S. Guaranteed – 35.7% (23.9% of Total Investments) (4)
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	7/11 at 101.00	A2 (4)	1,093,130
	Series 2001D, 5.500%, 7/01/23 (Pre-refunded 7/01/11)
2,000	Connecticut, Clean Water Fund Revenue Bonds, Series 2001, 5.500%, 10/01/20 (Pre-refunded	10/11 at 100.00	AAA	2,179,380
	10/01/11)
1,000	Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/15/19 (Pre-refunded 4/15/12)	4/12 at 100.00	AA (4)	1,088,780
750	Connecticut, General Obligation Bonds, Series 2002B, 5.500%, 6/15/21 (Pre-refunded 6/15/12)	6/12 at 100.00	AA (4)	823,208
500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002A,	7/12 at 100.00	AAA	545,885
	5.375%, 7/01/18 (Pre-refunded 7/01/12) – FSA Insured
500	East Lyme, Connecticut, General Obligation Bonds, Series 2001, 5.125%, 7/15/20 (Pre-refunded	7/11 at 102.00	Aaa	542,765
	7/15/11) – FGIC Insured
700	Farmington, Connecticut, General Obligation Bonds, Series 2001, 4.875%, 3/15/20 (Pre-refunded	3/11 at 101.00	Aa1 (4)	743,827
	3/15/11)
	Hamden, Connecticut, General Obligation Bonds, Series 2001:
640	5.250%, 8/15/18 (Pre-refunded 8/15/11) – MBIA Insured	8/11 at 102.00	AAA	699,629
635	5.000%, 8/15/19 (Pre-refunded 8/15/11) – MBIA Insured	8/11 at 102.00	AAA	687,007
300	5.000%, 8/15/20 (Pre-refunded 8/15/11) – MBIA Insured	8/11 at 102.00	AAA	324,570
220	New Haven, Connecticut, General Obligation Bonds, Series 2001A, 5.000%, 11/01/20 (Pre-refunded	11/11 at 100.00	AAA	233,545
	11/01/11) – FGIC Insured
	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
1,425	5.500%, 10/01/32	10/10 at 101.00	AAA	1,528,897
1,300	5.500%, 10/01/40	10/10 at 101.00	AAA	1,392,690
390	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	408,389
	5.750%, 7/01/20 (Pre-refunded 7/01/10)
1,000	Waterbury, Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/01/17 (Pre-refunded	4/12 at 100.00	AAA	1,088,230
	4/01/12) – FSA Insured
370	Windsor, Connecticut, General Obligation Bonds, Series 2001, 5.000%, 7/15/20 (Pre-refunded	7/09 at 100.00	Aa2 (4)	384,030
	7/15/09)

12,730	Total U.S. Guaranteed			13,763,962

	Utilities – 9.4% (6.3% of Total Investments)
500	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut	10/08 at 102.00	Baa1	523,670
	Light and Power Company, Series 1993A, 5.850%, 9/01/28
1,000	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator	1/07 at 100.00	BBB	1,004,500
	Lisbon Project, Series 1993A, 5.500%, 1/01/14 (Alternative Minimum Tax)
1,975	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29 –	7/10 at 101.00	AAA	2,086,015
	FSA Insured

3,475	Total Utilities			3,614,185

	Water and Sewer – 12.8% (8.5% of Total Investments)
1,185	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	1,272,394
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System
	Revenue Bonds, Series 2005A:
450	5.000%, 11/15/17 – MBIA Insured	11/15 at 100.00	AAA	487,881
270	5.000%, 11/15/30 – MBIA Insured	11/15 at 100.00	AAA	286,016
1,110	5.000%, 8/15/35 – MBIA Insured	11/15 at 100.00	AAA	1,171,505
140	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005,	7/15 at 100.00	Ba2	150,353
	6.000%, 7/01/25
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth
	Series 2003A:
750	5.000%, 8/01/20 – MBIA Insured	8/13 at 100.00	AAA	795,975
720	5.000%, 8/01/33 – MBIA Insured	8/13 at 100.00	AAA	751,824

4,625	Total Water and Sewer			4,915,948

$ 53,990	Total Long-Term Investments (cost $54,891,453) – 148.5%			57,176,777

	Short-Term Investments – 1.0% (0.7% of Total Investments)
400	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		A-1+	400,000
	Obligations, Series 1985, 3.290%, 12/01/15 – MBIA Insured (5)

$ 400	Total Short-Term Investments (cost $400,000)			400,000

	Total Investments (cost $55,291,453) – 149.5%			57,576,777

	Other Assets Less Liabilities – 1.1%			424,720

	Preferred Shares, at Liquidation Value – (50.6)%			(19,500,000)

	Net Assets Applicable to Common Shares – 100%			$38,501,497

Futures Contracts outstanding at August 31, 2006:
						Unrealized
	Contract	Number of	Contract	Original	Value at	Appreciation
Type	Position	Contracts	Expiration	Value	August 31, 2006	(Depreciation)

U.S. Treasury Bond	Long	7	12/06	$772,701	$777,438	$4,737

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to
Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard &
Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2006, the cost of investments was $55,321,249.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2006, were as follows:

Gross unrealized:
Appreciation	$2,334,457
Depreciation	(78,929)

Net unrealized appreciation (depreciation) of investments	$2,255,528

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Connecticut Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         October 27, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        October 27, 2006

* Print the name and title of each signing officer under his or her signature.